Pension plan	12 Months Ended
Dec. 31, 2021
Pension plan
Pension plan

(30) Pension plan

Defined contribution pension plans

In UK Evotec operates a defined contribution Group Personal Pension Plan (GPPP) and makes contributions to employees’ own schemes. With the acquisition of Aptuit in 2018, the Company took over other additional plans. The pension charge for the year represents contributions payable by the Company to the fund (and to employees’ own pension schemes) and amounted in 2021 to k€ 4,519 (2020: k€ 3,727). Contributions amounting to k€ 152 (2020: k€ 353) were payable to the fund at the year-end 2021 and 2020 respectively and are included in provisions. The Company’s contribution rate is employee-specific and is determined by the level of an employee’s contribution and the relevant legislation.

Further, the Company operates defined contribution 401K plans in the USA with the contribution to these plans amounting to k€ 646 during 2021 (2020: k€ 530).

Defined benefit pension plans

The company operates a defined benefit pension plan for employees in France. The calculation of the provision for this pension obligation is based on the projected unit credit method according to IAS 19. In 2021 and 2020, a calculation for this obligation was done which includes the following assumptions.

	31 Dec	31 Dec
	2021	2020
Actuarial interest rate	0.80%	0.60%
Salary increase	1.90%	1.80%
Employee turnover	0% - 1.10%	0% - 2.85%
Retirement age	62 years	62 years

For the measurement of the mortality rate the mortality tables of France according to l’INSEE 2011-2013 were used. The mortality rate is not subject of a material sensitivity as the payment is processed at the beginning of the retirement. The sensitivity of the actuarial interest rate and the resulting change of the relating pension provision is shown in the following table. This change would be recognised as actuarial gain or loss in other comprehensive income in equity. For the other assumptions, no material change is expected, as they are based on historical values, which will not change much in the course of a year.

	31 Dec	31 Dec
in k€	2021	2020
Actuarial interest rate +0.50%-points	(626)	(814)
Actuarial interest rate -0.50%-points	676	890

The presented financial statements have been adjusted for the impact of the IFRIC agenda decision of April 2021 regarding the benefits to be taken into account depending on the length of service. See note 2 “Changes in accounting policies”. The Company operates a defined benefit pension plan for one former member of the Management Board of Evotec SE. The provision for this pension is calculated using the projected unit credit method in accordance with IAS 19. An actuarial report was prepared in 2021 and 2020 for this obligation. The calculations are based on assumed pension increases of 1.50% and a discount rate of 1.06% in 2021 and 1.5% and 0.70% in 2020. The discount rate reflects market conditions.

The pension provisions developed as follows:

	31 Dec	31 Dec
in k€	2021	2020
Pension provision at beginning of the year	14,441	12,131
Addition at acquisition date	—	771
Benefit payments from the employer	(468)	(9)
Included in other comprehensive income:
Actuarial gains/losses from:
Changes in financial assumptions	(551)	(499)
Experience adjustments	(116)	1,022
Impact of changes in demographic assumptions	3	56
Included in net income:
Current service costs	1,021	888
Interest cost	98	80
Pension provision at year-end	14,428	14,441

The pension provision at year-end relates mainly to France and only a minor part (31 December 2021: k€ 189 and 31 December 2020: k€ 205) relates to the pension provision on Germany.

The pension provision is mainly unfunded. Expenses for the statutory retirement obligations are explained in Note (33).